Other disclosures - Management Board Remunerations (Details) - Management Board € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2020 EUR (€) EquityInstruments
Remuneration
Fixed remuneration (short-term)	€ 1,928	€ 1,768
Variable remuneration (short-term)	€ 1,319	€ 1,311
Share Performance and Restricted Share Awards | EquityInstruments	160,048	77,214
Fair values of SPAs and RSAs granted	€ 5,235	€ 1,751
Total remuneration	8,482	4,830
Dr. Werner Lanthaler
Remuneration
Fixed remuneration (short-term)	711	585
Variable remuneration (short-term)	€ 590	€ 476
Share Performance and Restricted Share Awards | EquityInstruments	100,769	38,400
Fair values of SPAs and RSAs granted	€ 3,313	€ 871
Total remuneration	4,614	1,932
Dr. Cord Dohrmann
Remuneration
Fixed remuneration (short-term)	451	415
Variable remuneration (short-term)	€ 275	€ 377
Share Performance and Restricted Share Awards | EquityInstruments	40,956	14,647
Fair values of SPAs and RSAs granted	€ 1,348	€ 332
Total remuneration	2,074	1,124
Dr. Craig Johnstone
Remuneration
Fixed remuneration (short-term)	382	382
Variable remuneration (short-term)	€ 234	€ 236
Share Performance and Restricted Share Awards | EquityInstruments	9,439	12,450
Fair values of SPAs and RSAs granted	€ 296	€ 282
Total remuneration	912	900
Enno Spillner
Remuneration
Fixed remuneration (short-term)	384	386
Variable remuneration (short-term)	€ 220	€ 222
Share Performance and Restricted Share Awards | EquityInstruments	8,884	11,717
Fair values of SPAs and RSAs granted	€ 278	€ 266
Total remuneration	€ 882	€ 874